BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Director	Dec. 31, 2022 USD ($) Director	Dec. 31, 2021 USD ($) Director
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf	$ 246	$ 262	$ 279
Share-based compensation to directors not employed by the Company or on its behalf	64	83	106
Total	$ 310	$ 345	$ 385
Number of directors that received the above compensation by the Company | Director	6	7	6